Equipment Installment Plan Receivables, Unamortized Imputed Discount and Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Beginning balance of EIP receivables, net	$ 31,989	$ 32,984
Additions	111,028	74,385
Billings and payments	(42,671)	(36,243)
Sales of EIP receivables	(52,308)	(39,079)
Foreign currency translation	(2,288)	845
Change in allowance for doubtful accounts and imputed discount	(2,369)	(903)
Total EIP receivables, net	$ 43,381	$ 31,989